Variable interest entity ("VIE") (Tables)	12 Months Ended
Jun. 30, 2019
Variable interest entity (VIE)
Schedule of VIE's consolidated assets and liabilities and operating results

The carrying amount of VIE’s consolidated assets and liabilities are as follows:

	June 30, 2019	June 30, 2018

Current assets	$39,258,826	$27,501,962
Property and equipment, net	868,435	1,050,013
Other noncurrent assets	162,142	392,876
Total assets	40,289,403	28,944,851
Total liabilities	(30,645,069)	(18,922,393)
Net assets	$9,644,334	$10,022,458

	June 30, 2019	June 30, 2018

Current liabilities:
Short-term loans - banks	$4,150,310	$4,530,011
Loans from third parties	2,303,420	4,756,512
Short-term loans - related parties	329,120	—
Accounts payable	6,995,932	651,404
Other payables and accrued liabilities	238,882	206,850
Other payables – related parties	528,717	444,709
Intercompany payables	8,928,579	4,291,604
Customer deposits	367,149	150,578
Taxes payable	2,805,722	2,909,223
Total current liabilities	26,647,831	17,940,891

Other liabilities:
Long-term loan – bank	866,231	981,502
Loan from a third party	3,131,007	—
	3,997,238	981,502

Total liabilities	$30,645,069	$18,922,393

The summarized operating results of the VIE’s are as follows:

	For the year ended	For the year ended	For the year ended
	June 30, 2019	June 30, 2018	June 30, 2017

Operating revenues	$89,959,760	$94,596,470	$60,944,017
Gross profit	$7,809,539	$9,011,763	$5,146,692
Income from operations	$6,556,351	$9,454,230	$3,694,021
Net income	$5,533,912	$3,786,061	$2,627,212